Due Dates of the Financial Liabilities - Aggregate Information Material Contractual Obligations and Payments Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 259	€ 2,965
Pension obligations	13	53
Advances repayable (current and non-current)	5,021	6,213
Total - material contractual obligations	5,293	9,231
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	141	1,057
Advances repayable (current and non-current)	437	362
Total - material contractual obligations	578	1,419
One to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	118	1,431
Advances repayable (current and non-current)	640	616
Total - material contractual obligations	758	2,047
Three to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	0	477
Advances repayable (current and non-current)	637	740
Total - material contractual obligations	637	1,217
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Pension obligations	13	53
Advances repayable (current and non-current)	3,307	4,495
Total - material contractual obligations	€ 3,320	€ 4,548